Segmented information - Revenue attributed to geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 4,414,559	$ 2,649,963
Percentage of sales	100.00%	100.00%
China
Disclosure of geographical areas [line items]
Revenue	$ 1,263,753	$ 828,277
Percentage of sales	29.00%	31.00%
Europe
Disclosure of geographical areas [line items]
Revenue	$ 883,290	$ 488,955
Percentage of sales	20.00%	18.00%
United States
Disclosure of geographical areas [line items]
Revenue	$ 670,617	$ 419,461
Percentage of sales	15.00%	16.00%
South Korea
Disclosure of geographical areas [line items]
Revenue	$ 525,850	$ 284,461
Percentage of sales	12.00%	12.00%
South America
Disclosure of geographical areas [line items]
Revenue	$ 438,463	$ 269,853
Percentage of sales	10.00%	10.00%
Canada
Disclosure of geographical areas [line items]
Revenue	$ 176,796	$ 117,480
Percentage of sales	4.00%	4.00%
Other Asia
Disclosure of geographical areas [line items]
Revenue	$ 455,790	$ 241,476
Percentage of sales	10.00%	9.00%